Receivables - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract	Dec. 31, 2013 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 580	$ 1,054
Allowances for doubtful accounts	$ 174	207
Wholesale receivables interest free period	12 months
Wholesale receivables stated original maturities	24 months
Significant losses	$ 0	0	$ 0
Contractual payments period	30 days
Receivables delinquency period	120 days
VAT receivables included in other assets		$ 116
NAFTA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable, contracts | Contract	601	660
Finance lease receivable, pre-modification value	$ 22	$ 17
Finance lease receivable, post-modification value	$ 21	$ 16
Concession cases by court | Contract	283	411
Pre-modification value of retail and finance lease receivable contracts	$ 5	$ 7
Post-modification value of retail and finance lease receivable contracts	4	6
EMEA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	77	108
LATAM [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	$ 25	$ 53
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance leases, term	2 years
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance leases, term	6 years